united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21571

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash

17605 Wright Street, Nebraska 68130

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 9/30/15

Item 1. Reports to Stockholders.

Discretionary Managed Futures Strategy Fund

Semi-Annual Report

September 30, 2015

Class A (FUTEX)

18 West 140 Butterfield Road,
15th Floor
Oak Brook, IL 60181

1-888-985-9750

Discretionary Managed Futures Strategy Fund

PORTFOLIO REVIEW

September 30, 2015 (Unaudited)

The Fund’s performance figures* for the periods ended September 30, 2015, as compared to its benchmarks:

			Inception** -
	Six Months	1 Year	September 30, 2015
Discretionary Managed Futures Strategy Fund	(1.53)%	(0.65)%	1.92%
Barclay BTOP50 Index (a)	(5.62)	6.70%	6.38%
S&P 500 Total Return Index (b)	(6.18)	(0.61)%	10.16%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses is 5.56% for Class N shares per the most recent prospectus. The Fund’s adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until July 31, 2016, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest including Underlying Pools, or extraordinary expenses such as litigation) will not exceed 1.99% of average daily net assets attributable to Class N shares of the Fund prior to consolidation. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund’s Board of Trustees, on 60 days written notice to the Fund’s adviser. For performance information current to the most recent month-end, please call toll-free 1-888-985-9750.

(a)	The Barclay BTOP50 Index (“BTOP50”) seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclay CTA Universe. For 2015 there are 20 funds in the BTOP50.

(b)	The Standard and Poor’s (’’S&P’’) 500 Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks.

**	Inception date is September 3, 2013.

Holdings by Asset Class	% of Net Assets
U.S. Government & Agency Obligations	33.3%
Corporate Bonds	24.0%
Asset Backed Securities	6.3%
Options Purchased on Futures Contracts	5.9%
Money Market Fund	1.4%
Other Assets in Excess of Liabilities	29.1%
100.0%

Please refer to the Consolidated Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Discretionary Managed Futures Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

September 30, 2015

Principal ($)		Coupon Rate (%)	Maturity	Fair Value ($)
	CORPORATE BONDS - 24.0%
	AEROSPACE/DEFENSE - 0.7%
$40,000	Boeing Capital Corp.	4.70	10/27/2019	$44,592
20,000	General Dynamics Corp.	2.25	11/15/2022	19,182
200,000	General Dynamics Corp.	3.88	7/15/2021	214,325
75,000	Northrop Grumman Corp.	3.25	8/1/2023	74,846
160,000	Raytheon Co.	2.50	12/15/2022	156,215
				509,160
	APPAREL - 0.2%
160,000	NIKE, Inc.	2.25	5/1/2023	154,463

	AUTO MANUFACTURERS - 0.9%
250,000	Ford Motor Credit Co. LLC	2.38	1/16/2018	250,280
25,000	Ford Motor Credit Co. LLC	5.88	8/2/2021	28,300
225,000	General Motors Financial Co. Inc.	3.25	5/15/2018	227,612
100,000	Toyota Motor Credit Corp.	2.13	7/18/2019	100,328
				606,520
	AUTO PART S& EQUIPMENT - 0.1%
40,000	Johnson Controls, Inc.	5.50	1/15/2016	40,540

	BANKS - 4.7%
495,000	Bank of America Corp.	2.60	1/15/2019	500,029
140,000	BB&T Corp.	2.25	2/1/2019	141,430
110,000	BB&T Corp.	6.85	4/30/2019	127,884
100,000	Branch Banking & Trust Co.	3.80	10/30/2026	101,456
275,000	Citigroup, Inc.	4.40	6/10/2025	276,577
490,000	Fifth Third Bancorp	2.30	3/1/2019	492,008
130,000	Goldman Sachs Group, Inc.	2.38	1/22/2018	131,698
180,000	Goldman Sachs Group, Inc.	3.85	7/8/2024	183,459
30,000	HSBC Holdings PLC	5.10	4/5/2021	33,219
75,000	JPMorgan Chase & Co.	3.20	1/25/2023	74,450
150,000	KeyBank NA	2.50	12/15/2019	151,873
120,000	KeyBank NA	3.30	6/1/2025	118,869
95,000	Morgan Stanley	3.70	10/23/2024	95,453
320,000	Morgan Stanley	5.50	7/28/2021	361,638
215,000	PNC Financial Services Group, Inc	3.90	4/29/2024	217,461
165,000	Wells Fargo & Co.	3.45	2/13/2023	164,227
150,000	Wells Fargo & Co.	4.10	6/3/2026	151,325
				3,323,056
	BEVERAGES - 1.4%
285,000	Coca-Cola Co.	3.15	11/15/2020	298,593
30,000	Coca-Cola Co.	3.20	11/1/2023	30,794
150,000	Coca-Cola Enterprises, Inc.	3.25	8/19/2021	153,883
100,000	Diageo Capital PLC	2.63	4/29/2023	96,350
255,000	Dr Pepper Snapple Group, Inc.	3.20	11/15/2021	260,906
130,000	PepsiCo, Inc.	3.13	11/1/2020	136,124
				976,650
	BIOTECHNOLOGY - 0.2%
100,000	Amgen, Inc.	3.88	11/15/2021	105,372

	CHEMICALS - 0.3%
35,000	Praxair Inc.	3.00	9/1/2021	35,864
150,000	Rohm & Haas Co.	6.00	9/15/2017	161,893
				197,757
	COMPUTERS - 0.3%
140,000	Apple, Inc.	2.40	5/3/2023	135,686
50,000	Apple, Inc.	3.20	5/13/2025	50,307
				185,993
	DIVERSIFIED FINANCIAL SERVICES - 1.8%
45,000	American Express Credit Corp.	2.25	8/15/2019	45,157
100,000	American Express Credit Corp.	2.38	5/26/2020	99,949
90,000	Bear Stearns Cos LLC.	4.65	7/2/2018	96,279
175,000	Capital One Bank USA NA	2.30	6/5/2019	173,617
30,000	Capital One Bank USA NA	8.80	7/15/2019	36,268
285,000	General Electric Capital Corp.	3.15	9/7/2022	293,644
100,000	Jefferies Group LLC	8.50	7/15/2019	118,417
390,000	Nasdaq, Inc.	5.25	1/16/2018	419,755
				1,283,086

See accompanying notes to consolidated financial statements.

Discretionary Managed Futures Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

September 30, 2015

Principal ($)		Coupon Rate (%)	Maturity	Fair Value ($)

	ELECTRIC - 0.6%
$100,000	Alabama Power Co.	3.55	12/1/2023	$103,359
40,000	Arizona Public Service Co.	8.75	3/1/2019	48,611
50,000	Dominion Resources, Inc.	2.50	12/1/2019	50,308
10,000	NiSource Finance Corp.	6.40	3/15/2018	11,104
100,000	NV Energy, Inc.	6.25	11/15/2020	116,577
105,000	PPL Capital Funding, Inc.	3.50	12/1/2022	106,219
				436,178
	FOOD - 1.1%
220,000	ConAgra Foods, Inc.	7.00	4/15/2019	253,033
165,000	General Mills, Inc.	3.65	2/15/2024	170,243
150,000	Kellogg Co.	4.15	11/15/2019	160,644
80,000	Kraft Heinz Foods Co. **	3.50	7/15/2022	81,721
100,000	Kroger Co.	3.85	8/1/2023	103,271
				768,912
	GAS - 0.1%
35,000	Sempra Energy	6.50	6/1/2016	36,229

	HOUSEHOLD PRODUCTS/WARES - 0.4%
30,000	Clorox Co.	3.50	12/15/2024	30,092
225,000	Clorox Co.	3.80	11/15/2021	239,610
				269,702
	INSURANCE - 0.7%
200,000	Aflac, Inc.	3.63	6/15/2023	205,226
120,000	Berkshire Hathaway Finance Corp.	5.40	5/15/2018	132,210
160,000	MetLife, Inc.	6.82	8/15/2018	182,272
				519,708
	INTERNET - 0.1%
50,000	Amazon.com. Inc.	2.50	11/29/2022	48,444
35,000	eBay, Inc.	2.60	7/15/2022	32,349
				80,793
	MACHINERY-CONSTRUCTION & MINING - 0.5%
360,000	Caterpillar Inc.	3.30	6/9/2024	356,252

	MACHINERY-DIVERSIFIED - 0.2%
70,000	John Deere Capital Corp.	1.55	12/15/2017	70,376
50,000	John Deere Capital Corp.	3.35	6/12/2024	50,524
				120,900
	MEDIA - 0.9%
145,000	CBS Corp.	3.38	3/1/2022	144,091
140,000	CBS Corp.	4.30	2/15/2021	148,935
85,000	Comcast Corp.	3.38	8/15/2025	85,654
100,000	DIRECTV Holdings LLC	5.88	10/1/2019	112,047
170,000	Walt Disney Co.	1.85	5/30/2019	171,086
				661,813
	MINING - 0.1%
35,000	BHP Billiton Finance USA Ltd.	2.88	2/24/2022	34,407
40,000	Rio Tinto Finance USA PLC	2.25	12/14/2018	39,767
				74,174
	MISCELLANEOUS MANUFACTURING - 0.4%
75,000	3M Co.	1.38	9/29/2016	75,608
225,000	3M Co.	2.00	8/7/2020	228,020
				303,628
	MACHINERY-CONSTRUCTION & MINING - 0.1%
100,000	Caterpillar, Inc.	2.75	9/1/2020	96,733

	OIL & GAS - 2.3%
70,000	Apache Corp.	3.25	4/15/2022	68,150
225,000	Apache Corp.	6.90	9/15/2018	255,580
35,000	BP Capital Markets PLC	3.56	11/1/2021	36,678
1,000,000	Chevron Corp.	1.10	12/5/2017	995,994
100,000	ConocoPhillips Holding Co.	6.95	4/15/2029	123,901
45,000	Marathon Petroleum Corp.	3.63	9/15/2024	43,488
50,000	Valero Energy Corp.	9.38	3/15/2019	60,978
				1,584,769
	PHARMACEUTICALS - 0.4%
160,000	Express Scripts Holding Co.	2.25	6/15/2019	159,497
55,000	Medco Health Solutions, Inc.	7.13	3/15/2018	61,712
40,000	Merck Sharp & Dohme Corp.	5.00	6/30/2019	44,562
				265,771

See accompanying notes to consolidated financial statements.

Discretionary Managed Futures Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

September 30, 2015

Principal ($)		Coupon Rate (%)	Maturity	Fair Value ($)
	PIPELINES - 0.7%
$40,000	Energy Transfer Partners LP	5.20	2/1/2022	$40,187
30,000	Enterprise Products Operating LLC	3.90	2/15/2024	29,454
470,000	ONEOK Partners LP	3.20	9/15/2018	472,897
				542,538
	REAL ESTATE - 0.2%
100,000	Prologis LP	4.25	8/15/2023	103,586

	REITS - 0.7%
300,000	Boston Properties LP	3.85	2/1/2023	307,278
75,000	Kimco Realty Corp.	3.20	5/1/2021	75,923
15,000	Simon Property Group LP	2.20	2/1/2019	15,169
100,000	Simon Property Group LP	3.75	2/1/2024	102,912
				501,282
	RETAIL - 1.0%
95,000	Home Depot, Inc.	5.40	3/1/2016	96,895
100,000	Lowe’s Cos, Inc.	3.80	11/15/2021	106,519
25,000	Macy’s Retail Holdings, Inc.	2.88	2/15/2023	23,515
275,000	McDonald’s Corp.	3.25	6/10/2024	274,064
80,000	McDonald’s Corp.	3.50	7/15/2020	83,976
85,000	Staples, Inc.	4.38	1/12/2023	83,535
40,000	Walgreen Co.	3.10	9/15/2022	39,392
				707,896
	SOFTWARE - 0.4%
250,000	Oracle Corp.	5.75	4/15/2018	276,066

	TELECOMMUNICATIONS - 1.7%
275,000	AT&T, Inc.	2.63	12/1/2022	261,406
135,000	AT&T, Inc.	3.90	3/11/2024	137,287
110,000	British Telecommunications PLC	2.35	2/14/2019	110,434
135,000	Cisco Systems, Inc.	2.45	6/15/2020	137,063
100,000	Cisco Systems, Inc.	5.50	2/22/2016	101,922
135,000	Motorola Solutions, Inc.	3.75	5/15/2022	125,714
100,000	Orange SA	4.13	9/14/2021	107,106
40,000	Verizon Communications, Inc.	4.15	3/15/2024	41,375
200,000	Vodafone Group PLC	2.95	2/19/2023	189,382
				1,211,689
	TOYS/GAMES/HOBBIES - 0.3%
175,000	Mattell, Inc.	2.35	5/6/2019	174,887

	TRANSPORTATION - 0.5%
215,000	FedEx Corp.	2.63	8/1/2022	210,100
100,000	Union Pacific Corp.	3.25	8/15/2025	100,889
20,000	Union Pacific Corp.	3.75	3/15/2024	21,110
				332,099

	TOTAL COPORATE BONDS (Cost $16,747,870)			16,808,202

	ASSET BACKED SECURITIES - 6.3%
1,197,797	Fannie Mae Pool	3.00	9/1/2045	1,215,128
449,848	Fannie Mae Pool	3.50	5/1/2045	469,703
475,472	Fannie Mae Pool	3.50	6/1/2045	496,458
537,014	Fannie Mae Pool	4.00	3/1/2045	573,644
391,123	Freddie Mac Gold Pool	3.00	3/1/2045	395,526
1,193,106	Freddie Mac Gold Pool	3.50	7/1/2045	1,242,753
				4,393,212

	TOTAL ASSET BACKED SECURITIES (Cost $4,347,155)			4,393,212

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 33.3%
	SOVEREIGN - 33.3%
1,230,000	United States Treasury Note/Bond	0.50	3/31/2017	1,229,792
6,900,000	United States Treasury Note/Bond	0.63	5/31/2017	6,905,120
2,900,000	United States Treasury Note/Bond	0.63	6/30/2017	2,901,661
2,200,000	United States Treasury Note/Bond	1.38	8/31/2020	2,202,578
725,000	United States Treasury Note/Bond	1.50	12/31/2018	736,196
2,300,000	United States Treasury Note/Bond	1.63	7/31/2020	2,328,092
4,000,000	United States Treasury Note/Bond	2.00	9/30/2020	4,115,518
1,265,000	United States Treasury Note/Bond	2.00	2/15/2025	1,260,059
800,000	United States Treasury Note/Bond	4.00	8/15/2018	871,104
800,000	United States Treasury Note/Bond	4.50	2/15/2016	813,000
				23,363,120

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $23,273,913)			23,363,120

See accompanying notes to consolidated financial statements.

Discretionary Managed Futures Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

September 30, 2015

Contracts		Strike Price	Expiration Date	Fair Value ($)

	PURCHASED OPTIONS ON FUTURES CONTRACTS *+ - 5.9%
	PURCHASED PUT OPTIONS ON FUTURES CONTRACTS + - 2.6%
5	COTTON	35.00	JUL16	$25
15	LEAN HOGS	640.00	OCT15	75
1	COFFEE NY	110.00	DEC15	630
1	COFFEE NY	110.00	DEC15	630
3	COFFEE NY	110.00	DEC15	1,890
2	COFFEE NY	110.00	DEC15	1,260
35	LEAN HOGS	620.00	OCT15	175
100	COFFEE NY	110.00	DEC15	63,000
30	COTTON	62.00	DEC15	39,900
35	LEAN HOGS	600.00	OCT15	175
1	SOYBEANS	960.00	NOV15	3,488
4	COFFEE NY	110.00	DEC15	2,520
5	COFFEE NY	110.00	DEC15	3,150
40	SOYBEANS	940.00	MAR16	129,500
2	COFFEE NY	110.00	DEC15	1,260
80	SOYBEANS	940.00	MAR16	259,000
1	COFFEE NY	105.00	DEC15	296
7	COFFEE NY	110.00	DEC15	4,410
120	COFFEE NY	110.00	DEC15	75,600
18	COFFEE NY	105.00	DEC15	5,332
80	SOYBEANS	890.00	NOV15	67,500
1	COFFEE NY	110.00	DEC15	630
26	CORN	330.00	DEC15	975
15	WHEAT	440.00	DEC15	750
22	CORN	330.00	DEC15	825
3	COFFEE NY	110.00	DEC15	1,890
40	FLUID MILK	15.25	OCT15	6,400
4	SOYBEANS	960.00	NOV15	13,950
10	SOYBEANS	880.00	NOV15	6,312
10	SOYBEANS	880.00	NOV15	6,312
20	SOYBEANS	890.00	NOV15	16,875
55	COFFEE NY	110.00	DEC15	34,650
30	SOYBEANS	940.00	MAR16	97,125
15	CORN	330.00	DEC15	563
11	COFFEE NY	110.00	DEC15	6,930
8	COFFEE NY	105.00	DEC15	2,370
6	COFFEE NY	110.00	DEC15	3,780
65	FLUID MILK	15.50	OCT15	20,800
40	FLUID MILK	15.50	OCT15	12,800
2	COFFEE NY	110.00	DEC15	1,260
10	SOYBEANS	840.00	NOV15	1,688
40	NONFAT DRY MILK	80.00	OCT15	220
20	SOYBEANS	840.00	NOV15	3,375
24	COFFEE NY	110.00	DEC15	15,120
5	COFFEE NY	110.00	DEC15	3,150
107	COFFEE NY	110.00	DEC15	67,410
125	COFFEE NY	110.00	DEC15	78,750
10	COFFEE NY	110.00	DEC15	6,300
18	COFFEE NY	110.00	DEC15	11,340
10	COFFEE NY	110.00	DEC15	6,300
30	SOYBEANS	840.00	NOV15	5,062
150	SOYBEANS	940.00	MAR16	485,625
100	SOYBEANS	890.00	NOV15	84,375
40	SOYBEANS	840.00	JAN16	22,750
75	CRUDE OIL	35.00	NOV15	3,000
150	CRUDE OIL	35.00	NOV15	6,000
75	NATURAL GAS CLEARPORT	2.50	DEC15	59,850
73	BEANMEAL	280.00	JAN16	25,185
20	SOYABEAN CRUSH	60.00	MAR16	27,500
80	SOYBEANS	850.00	NOV15	19,000
300	CORN WEEKLY	375.00	OCT15	5,625
20	SOYBEANS	880.00	NOV15	12,625
20	SOYBEANS	880.00	NOV15	12,625
				1,857,888

See accompanying notes to consolidated financial statements.

Discretionary Managed Futures Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

September 30, 2015

Contracts		Strike Price	Expiration Date	Fair Value ($)

	PURCHASED CALL OPTIONS ON FUTURES CONTRACTS + - 3.3%
10	SUGAR NY	15.00	MAR16	$3,472
25	SUGAR NY	15.00	MAR16	8,680
25	SUGAR NY	15.00	MAR16	8,680
35	LIVE CATTLE	164.00	DEC15	1,050
80	LIVE CATTLE	150.00	OCT15	400
20	LIVE CATTLE	150.00	OCT15	100
30	CORN	440.00	DEC15	3,000
15	CORN	440.00	DEC15	1,500
30	WHEAT	570.00	DEC15	7,125
40	FLUID MILK	18.00	OCT15	400
1	COFFEE NY	175.00	DEC15	64
125	LEAN HOGS	700.00	DEC15	77,500
15	CORN	440.00	DEC15	1,500
21	COFFEE NY	155.00	DEC15	4,095
125	LEAN HOGS	700.00	DEC15	77,500
600	CORN	450.00	SEP16	660,000
150	LIVE CATTLE	145.00	OCT15	750
100	LIVE CATTLE	150.00	OCT15	500
60	NONFAT DRY MILK	94.00	OCT15	63,360
21	COFFEE NY	155.00	DEC15	4,095
1	COFFEE NY	175.00	DEC15	64
60	NONFAT DRY MILK	94.00	OCT15	63,360
50	COTTON	65.00	DEC15	10,000
60	FLUID MILK	17.50	OCT15	600
100	LEAN HOGS	700.00	DEC15	62,000
60	NONFAT DRY MILK	94.00	NOV15	295,020
600	CORN	450.00	SEP16	660,000
12	SUGAR NY	14.50	MAR16	5,376
100	LIVE CATTLE	145.00	OCT15	500
50	LIVE CATTLE	140.00	OCT15	250
80	LIVE CATTLE	148.00	DEC15	16,000
1	COFFEE NY	145.00	DEC15	394
80	LIVE CATTLE	140.00	OCT15	400
1	CRUDE OIL	70.00	FEB16	160
1	CRUDE OIL	80.00	FEB16	50
75	NATURAL GAS CLEARPORT	3.00	DEC15	54,000
20	WHEAT	540.00	DEC15	10,125
200	LIVE CATTLE	141.00	DEC15	102,000
50	COTTON	65.00	DEC15	10,000
200	SOYABEAN 1W	890.00	OCT15	75,000
				2,289,070

	PURCHASED OPTIONS ON FUTURES CONTRACTS (Premiums Paid $4,689,354)			4,146,958
Shares
	SHORT-TERM INVESTMENT - 1.4%
	MONEY MARKET FUND - 1.4%
966,537	Dreyfus Cash Management Fund - Institutional Class, 0.06% (a) (Cost $966,537)			966,537

	TOTAL INVESTMENTS (Cost $50,024,829) (b) - 70.9%			$49,678,029
	OTHER ASSETS IN EXCESS OF LIABILITIES (c)- 29.1%			20,423,472
	NET ASSETS - 100.0%			$70,101,501

Contracts		Strike Price	Expiration Date	Fair Value ($)

	WRITTEN OPTIONS ON FUTURES CONTRACTS *+ - (10.8)%
	WRITTEN PUT OPTIONS ON FUTURES CONTRACTS + - (7.7)%
15	COFFEE NY	170.00	DEC15	(274,838)
15	COFFEE NY	145.00	DEC15	(138,938)
5	SUGAR NY	14.00	MAR16	(9,184)
25	COFFEE NY	170.00	DEC15	(458,063)
25	COFFEE NY	145.00	DEC15	(231,563)
30	LEAN HOGS	660.00	OCT15	(150)
30	COTTON	65.00	DEC15	(74,400)
1	COFFEE NY	120.00	DEC15	(2,014)
1	COFFEE NY	120.00	DEC15	(2,014)
3	COFFEE NY	120.00	DEC15	(6,041)
2	COFFEE NY	120.00	DEC15	(4,027)
25	SUGAR NY	14.00	MAR16	(45,920)
15	LEAN HOGS	560.00	OCT15	(75)
21	COFFEE NY	130.00	DEC15	(93,476)
4	COFFEE NY	130.00	DEC15	(17,805)
6	COFFEE NY	115.00	DEC15	(7,110)
5	COFFEE NY	115.00	DEC15	(5,925)
6	COFFEE NY	115.00	DEC15	(7,110)
5	COFFEE NY	115.00	DEC15	(5,925)
1	SOYBEANS	940.00	NOV15	(2,575)
4	COFFEE NY	120.00	DEC15	(8,055)
3	COFFEE NY	120.00	DEC15	(6,041)
80	CORN	380.00	MAR16	(60,000)
1	COFFEE NY	120.00	DEC15	(2,014)

See accompanying notes to consolidated financial statements.

Discretionary Managed Futures Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

September 30, 2015

Contracts		Strike Price	Expiration Date	Fair Value ($)

	WRITTEN PUT OPTIONS ON FUTURES CONTRACTS + - (7.7)% (Continued)
160	CORN	380.00	MAR16	$(120,000)
4	COFFEE NY	120.00	DEC15	(8,055)
4	COFFEE NY	120.00	DEC15	(8,055)
26	CORN	350.00	DEC15	(3,250)
20	LIVE CATTLE	145.00	OCT15	(168,400)
15	WHEAT	460.00	DEC15	(2,063)
22	CORN	350.00	DEC15	(2,750)
3	COFFEE NY	120.00	DEC15	(6,041)
50	CORN	380.00	MAR16	(37,500)
40	FLUID MILK	16.25	OCT15	(62,400)
4	SOYBEANS	940.00	NOV15	(10,300)
10	SOYBEANS	860.00	NOV15	(3,375)
60	CORN	380.00	MAR16	(45,000)
5	LIVE CATTLE	145.00	OCT15	(42,100)
10	SOYBEANS	860.00	NOV15	(3,375)
10	COFFEE NY	145.00	DEC15	(92,625)
10	COFFEE NY	170.00	DEC15	(183,225)
15	CORN	350.00	DEC15	(1,875)
11	COFFEE NY	120.00	DEC15	(22,151)
8	COFFEE NY	115.00	DEC15	(9,480)
6	COFFEE NY	115.00	DEC15	(7,110)
65	FLUID MILK	16.50	OCT15	(132,600)
40	FLUID MILK	16.50	OCT15	(81,600)
25	LEAN HOGS	600.00	DEC15	(9,500)
2	COFFEE NY	115.00	DEC15	(2,370)
10	SOYBEANS	800.00	NOV15	(437)
30	COTTON	61.00	NOV15	(20,250)
20	SOYBEANS	800.00	NOV15	(875)
50	CORN	380.00	MAR16	(37,500)
1	COFFEE NY	115.00	MAR16	(2,093)
24	COFFEE NY	115.00	DEC15	(28,440)
10	COFFEE NY	130.00	DEC15	(44,513)
15	COFFEE NY	130.00	DEC15	(66,769)
25	COFFEE NY	145.00	DEC15	(231,562)
25	COFFEE NY	145.00	DEC15	(231,562)
30	SOYBEANS	800.00	NOV15	(1,312)
200	CORN	390.00	MAY16	(213,750)
25	LIVE CATTLE	145.00	OCT15	(210,500)
400	CORN	380.00	MAR16	(300,000)
25	LEAN HOGS	600.00	DEC15	(9,500)
80	COTTON	61.00	NOV15	(54,000)
40	SOYBEANS	800.00	JAN16	(9,500)
125	BEANOIL	27.00	DEC15	(64,125)
200	CORN	390.00	MAY16	(213,750)
100	CORN	380.00	MAR16	(75,000)
99	LIVE CATTLE	140.00	OCT15	(635,580)
100	CORN	380.00	MAR16	(75,000)
75	NATURAL GAS CLEARPORT	2.75	DEC15	(147,000)
50	LIVE CATTLE	136.00	DEC15	(154,000)
80	COTTON	60.00	NOV15	(33,600)
1	COFFEE NY	117.50	MAR16	(2,501)
300	CORN	360.00	NOV15	(24,375)
20	SOYBEANS	860.00	NOV15	(6,750)
20	SOYBEANS	860.00	NOV15	(6,750)
				$(5,429,457)

	WRITTEN CALL OPTIONS ON FUTURES CONTRACTS + - (3.1)%
5	SUGAR NY	14.00	MAR16	(2,912)
30	LEAN HOGS	800.00	OCT15	(300)
2	COFFEE NY	150.00	DEC15	(547)
2	COFFEE NY	150.00	DEC15	(548)
25	SUGAR NY	14.00	MAR16	(14,560)
15	COFFEE NY	130.00	DEC15	(18,113)
5	COFFEE NY	150.00	DEC15	(1,369)
3	COFFEE NY	150.00	DEC15	(821)
13	COFFEE NY	150.00	DEC15	(3,559)
6	COFFEE NY	150.00	DEC15	(1,642)
6	COFFEE NY	150.00	DEC15	(1,642)
10	COFFEE NY	130.00	DEC15	(12,075)
5	COFFEE NY	150.00	DEC15	(1,369)
30	CORN	420.00	DEC15	(6,750)
15	CORN	420.00	DEC15	(3,375)
30	WHEAT	550.00	DEC15	(11,625)
40	FLUID MILK	17.25	OCT15	(400)
15	CORN	420.00	DEC15	(3,375)
50	CORN	380.00	MAR16	(84,375)
25	COFFEE NY	130.00	DEC15	(30,187)
50	CORN	380.00	MAR16	(84,375)
200	CORN	390.00	MAY16	(368,750)
60	NONFAT DRY MILK	90.00	OCT15	(133,320)
60	NONFAT DRY MILK	90.00	OCT15	(133,320)
125	BEANOIL	27.00	DEC15	(89,625)
60	NONFAT DRY MILK	90.00	NOV15	(380,820)
200	CORN	390.00	MAY16	(368,750)
12	SUGAR NY	13.50	MAR16	(9,005)
80	COTTON	63.00	JAN16	(49,200)
80	LIVE CATTLE	154.00	DEC15	(7,200)
20	WHEAT	520.00	DEC15	(16,625)

See accompanying notes to consolidated financial statements.

Discretionary Managed Futures Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

September 30, 2015

Contracts		Strike Price	Expiration Date	Fair Value ($)
	WRITTEN CALL OPTIONS ON FUTURES CONTRACTS + - (3.1)% (Continued)
75	NATURAL GAS CLEARPORT	2.75	DEC15	$(110,250)
50	LIVE CATTLE	136.00	DEC15	(52,500)
10	SOYABEAN CRUSH	90.00	MAR16	(37,500)
200	SOYBEANS	920.00	NOV15	(72,500)
25	COFFEE NY	130.00	DEC15	(30,188)
				(2,143,472)

	WRITTEN OPTIONS ON FUTURES CONTRACTS (Premiums Received $6,450,512)			(7,572,929)

				Unrealized
				Appreciation
Contracts		Notional Amount	Expiration Date	(Depreciation) ($)

	LONG FUTURES CONTRACTS + - (1.8)%
19	BEANMEAL	578,740.00	MAY16	$(4,560)
909	BEANOIL	15,085,764.00	JAN16	(1,548,066)
50	BRENT OIL	2,452,500.00	DEC15	3,290
68	COCOA NY	2,119,560.00	MAR16	(121,368)
159	COFFEE NY	7,235,493.75	DEC15	250,590
227	COFFEE NY	11,270,550.00	DEC16	(248,147)
113	COFFEE NY	5,710,031.25	MAR17	67,388
124	COFFEE NY	6,040,350.00	SEP16	(6,206)
120	CORN	2,326,500.00	DEC15	81,750
200	CORN	4,107,500.00	JUL16	46,750
180	COTTON	5,439,600.00	DEC15	(98,939)
40	COTTON	1,215,200.00	MAY16	(1,226)
52	CRUDE OIL	2,565,680.00	AUG16	(45,310)
50	CRUDE OIL	2,536,500.00	DEC16	(5,090)
30	CRUDE OIL	1,471,200.00	JUL16	3,410
214	CRUDE OIL	10,627,240.00	SEP16	(202,780)
45	GASOLINE BLENDSTOCK	3,008,880.00	APR16	8,400
15	HEATING OIL	1,009,260.00	JUN16	(11,256)
200	KCBT RED WHEAT	5,017,500.00	DEC15	43,500
96	LEAN HOGS	2,773,440.00	APR16	(29,040)
24	LIVE CATTLE	1,256,880.00	DEC15	(63,600)
15	NATURAL GAS	378,600.00	NOV15	(450)
150	SOYBEANS	6,781,875.00	JUL16	88,000
200	SOYBEANS	8,972,500.00	MAR16	(93,875)
200	SOYBEANS	8,997,500.00	MAY16	190,000
396	SOYBEANS	17,661,600.00	NOV15	248,938
63	SUGAR NY	939,153.60	MAR17	43,848
80	WHEAT	2,051,000.00	DEC15	103,000
100	WHEAT	2,597,500.00	MAR16	8,875
11	WPG CANOLA	105,820.00	JAN16	(902)
				(1,293,076)

	SHORT FUTURES CONTRACTS + - (1.8)%
19	BEANMEAL	(587,100.00)	DEC15	6,270
110	BEANMEAL	(3,350,600.00)	JUL16	(15,510)
110	BEANMEAL	(3,373,700.00)	MAR16	26,400
220	BEANMEAL	(6,701,200.00)	MAY16	(89,100)
909	BEANOIL	(14,911,236.00)	DEC15	1,723,182
90	BEANOIL	(1,526,040.00)	JUL16	13,608
90	BEANOIL	(1,506,600.00)	MAR16	(39,420)
180	BEANOIL	(3,033,720.00)	MAY16	(54,000)
50	BRENT OIL	(2,761,500.00)	DEC16	12,640
68	COCOA NY	(2,117,520.00)	DEC15	127,440
1	COFFEE NY	(45,506.25)	DEC15	(56)
26	COFFEE NY	(1,250,925.00)	JUL16	4,669
6	COFFEE NY	(310,837.50)	JUL17	(1,500)
310	COFFEE NY	(14,461,500.00)	MAR16	(375,720)
153	COFFEE NY	(7,257,937.50)	MAY16	(146,981)
149	COFFEE NY	(7,624,143.75)	MAY17	(80,606)
426	CORN	(8,259,075.00)	DEC15	(319,538)
120	CORN	(2,392,500.00)	MAR16	(80,000)
370	CORN	(7,474,000.00)	SEP16	(231,250)
40	COTTON	(1,223,000.00)	JUL16	631
180	COTTON	(5,427,900.00)	MAR16	65,884
30	CRUDE OIL	(1,437,300.00)	APR16	(4,500)
50	CRUDE OIL	(2,278,000.00)	DEC15	(8,560)
107	CRUDE OIL	(5,428,110.00)	DEC16	99,470
107	CRUDE OIL	(5,215,180.00)	JUN16	112,110
26	CRUDE OIL	(1,257,620.00)	MAY16	23,990
26	CRUDE OIL	(1,309,360.00)	NOV16	23,060
30	GASOLINE BLENDSTOCK	(2,008,188.00)	JUL16	(2,579)
15	GASOLINE BLENDSTOCK	(1,009,890.00)	JUN16	(941)
15	HEATING OIL	(999,810.00)	APR16	10,878
100	KCBT RED WHEAT	(2,581,250.00)	MAR16	20,625
206	LEAN HOGS	(5,498,140.00)	DEC15	(132,640)
50	LIVE CATTLE	(2,618,500.00)	DEC15	111,500
149	LIVE CATTLE	(7,430,630.00)	OCT15	737,430
69	NATURAL GAS INDEX SWAP	(435,390.00)	NOV15	27,767
10	NATURAL GAS	(252,400.00)	NOV15	16,950
10	NONFAT DRY MILK	(415,580.00)	OCT15	(39,380)
330	SOYBEANS	(14,751,000.00)	JAN16	288,875
14	SOYBEANS	(624,400.00)	NOV15	4,750
45	SUGAR NY	(673,344.00)	MAY17	(27,283)
18	SUGAR NY	(259,459.20)	OCT16	(14,706)
200	WHEAT	(5,127,500.00)	DEC15	(22,688)
80	WHEAT	(2,078,000.00)	MAR16	(98,750)
				1,672,421

	TOTAL NET UNREALIZED APPRECIATION FROM OPEN FUTURES CONTRACTS			379,345

See accompanying notes to consolidated financial statements.

Discretionary Managed Futures Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

September 30, 2015

				Unrealized
				Appreciation
Contracts		Notional Amount	Expiration Date	(Depreciation) ($)
	LONG FORWARD CONTRACTS + - (1.0)%
3	ALUMINIUM LME	117,465.00	10/1/2015	$(9,210)
1	ALUMINIUM LME	39,168.75	10/2/2015	(3,969)
3	ALUMINIUM LME	117,713.25	10/7/2015	(9,074)
3	ALUMINIUM LME	117,755.25	10/8/2015	(5,532)
2	ALUMINIUM LME	78,531.00	10/9/2015	(6,269)
4	ALUMINIUM LME	157,283.00	10/13/2015	(13,342)
2	ALUMINIUM LME	78,669.00	10/14/2015	(4,176)
2	ALUMINIUM LME	78,696.50	10/15/2015	(6,979)
9	ALUMINIUM LME	354,260.25	10/16/2015	(27,450)
3	ALUMINIUM LME	118,252.50	10/20/2015	(8,685)
6	ALUMINIUM LME	236,587.50	10/21/2015	(15,963)
4	ALUMINIUM LME	156,055.00	10/28/2015	(8,695)
3	ALUMINIUM LME	116,874.75	11/6/2015	(3,180)
3	ALUMINIUM LME	117,206.25	11/18/2015	544
3	ALUMINIUM LME	117,261.75	11/20/2015	37
1	COPPER LME	129,366.00	11/3/2015	(496)
1	COPPER LME	129,360.75	11/4/2015	(889)
1	COPPER LME	129,312.50	11/18/2015	2,489
1	LEAD LME	41,443.75	10/2/2015	(3,156)
3	LEAD LME	124,451.25	10/6/2015	(9,494)
3	LEAD LME	124,481.25	10/7/2015	(6,831)
2	LEAD LME	83,006.50	10/8/2015	(2,493)
3	LEAD LME	124,537.50	10/9/2015	(9,888)
5	LEAD LME	207,750.00	10/13/2015	(17,875)
3	LEAD LME	124,678.50	10/14/2015	(11,859)
2	LEAD LME	83,137.50	10/15/2015	(8,863)
8	LEAD LME	332,626.00	10/16/2015	(36,774)
2	LEAD LME	83,231.50	10/20/2015	(8,144)
3	LEAD LME	124,896.00	10/23/2015	(4,254)
2	LEAD LME	83,360.00	11/6/2015	(1,890)
4	LEAD LME	167,094.00	12/2/2015	(6,181)
4	LEAD LME	167,178.00	12/9/2015	(4,660)
2	NICKEL LME	124,376.04	10/1/2015	(19,774)
2	NICKEL LME	124,386.00	10/2/2015	(7,122)
1	NICKEL LME	62,225.76	10/9/2015	(5,424)
1	NICKEL LME	62,236.86	10/13/2015	(6,283)
1	NICKEL LME	62,259.00	10/21/2015	(9,141)
1	NICKEL LME	62,259.00	10/22/2015	(7,221)
1	NICKEL LME	62,261.58	10/23/2015	(6,018)
2	NICKEL LME	124,656.00	11/18/2015	3,648
2	NICKEL LME	124,716.60	12/8/2015	4,717
2	NICKEL LME	124,721.04	12/9/2015	(448)
2	TIN LME	157,157.90	10/13/2015	14,658
2	TIN LME	157,200.00	10/21/2015	2,375
1	TIN LME	78,581.80	10/23/2015	4,332
2	ZINC LME	83,550.00	10/2/2015	(17,975)
2	ZINC LME	83,655.50	10/6/2015	(15,475)
5	ZINC LME	209,203.75	10/7/2015	(39,871)
2	ZINC LME	83,708.00	10/8/2015	(13,267)
4	ZINC LME	167,468.00	10/9/2015	(32,282)
5	ZINC LME	209,665.00	10/14/2015	(44,898)
2	ZINC LME	83,892.00	10/15/2015	(19,583)
7	ZINC LME	293,714.75	10/16/2015	(67,773)
5	ZINC LME	210,058.75	10/20/2015	(42,663)
6	ZINC LME	252,199.50	10/23/2015	(45,638)
2	ZINC LME	84,099.00	10/27/2015	(12,401)
4	ZINC LME	168,230.00	10/29/2015	(28,370)
3	ZINC LME	126,234.00	11/3/2015	(9,476)
3	ZINC LME	126,270.75	11/6/2015	(16,079)
4	ZINC LME	168,663.00	12/2/2015	(13,587)
4	ZINC LME	168,758.00	12/9/2015	(13,967)
				(718,207)

See accompanying notes to consolidated financial statements.

Discretionary Managed Futures Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

September 30, 2015

				Unrealized
				Appreciation
Contracts		Notional Amount	Expiration Date	(Depreciation) ($)
	SHORT FORWARD CONTRACTS + - (1.0)%
3	ALUMINIUM LME	(117,465.00)	10/1/2015	$12,008
1	ALUMINIUM LME	(39,168.75)	10/2/2015	4,019
3	ALUMINIUM LME	(117,713.25)	10/7/2015	8,887
3	ALUMINIUM LME	(117,755.25)	10/8/2015	6,257
2	ALUMINIUM LME	(78,531.00)	10/9/2015	5,919
4	ALUMINIUM LME	(157,283.00)	10/13/2015	9,929
2	ALUMINIUM LME	(78,669.00)	10/14/2015	6,431
2	ALUMINIUM LME	(78,696.50)	10/15/2015	6,554
9	ALUMINIUM LME	(354,260.25)	10/16/2015	30,565
3	ALUMINIUM LME	(118,252.50)	10/20/2015	6,122
6	ALUMINIUM LME	(236,587.50)	10/21/2015	16,363
4	ALUMINIUM LME	(156,055.00)	10/28/2015	9,645
3	ALUMINIUM LME	(116,874.75)	11/6/2015	2,600
3	ALUMINIUM LME	(117,206.25)	11/18/2015	(356)
3	ALUMINIUM LME	(117,261.75)	11/20/2015	2,630
1	COPPER LME	(129,366.00)	11/3/2015	(2,522)
1	COPPER LME	(129,360.75)	11/4/2015	139
1	COPPER LME	(129,312.50)	11/18/2015	(4,138)
1	LEAD LME	(41,443.75)	10/2/2015	3,181
3	LEAD LME	(124,451.25)	10/6/2015	7,049
3	LEAD LME	(124,481.25)	10/7/2015	9,414
2	LEAD LME	(83,006.50)	10/8/2015	2,743
3	LEAD LME	(124,537.50)	10/9/2015	10,388
5	LEAD LME	(207,750.00)	10/13/2015	16,125
3	LEAD LME	(124,678.50)	10/14/2015	12,572
2	LEAD LME	(83,137.50)	10/15/2015	10,163
8	LEAD LME	(332,626.00)	10/16/2015	35,774
2	LEAD LME	(83,231.50)	10/20/2015	7,769
3	LEAD LME	(124,896.00)	10/23/2015	6,979
2	LEAD LME	(83,360.00)	11/6/2015	2,390
4	LEAD LME	(167,094.00)	12/2/2015	4,694
4	LEAD LME	(167,178.00)	12/9/2015	6,022
2	NICKEL LME	(124,376.04)	10/1/2015	7,102
2	NICKEL LME	(124,386.00)	10/2/2015	21,414
1	NICKEL LME	(62,225.76)	10/9/2015	5,124
1	NICKEL LME	(62,236.86)	10/13/2015	7,483
1	NICKEL LME	(62,259.00)	10/21/2015	8,121
1	NICKEL LME	(62,259.00)	10/22/2015	7,221
1	NICKEL LME	(62,261.58)	10/23/2015	5,988
2	NICKEL LME	(124,716.60)	12/8/2015	425
2	NICKEL LME	(124,721.04)	12/9/2015	(4,661)
2	TIN LME	(157,157.90)	10/13/2015	(13,658)
2	TIN LME	(157,200.00)	10/21/2015	(3,350)
1	TIN LME	(78,581.80)	10/23/2015	(4,832)
2	ZINC LME	(83,550.00)	10/2/2015	17,838
2	ZINC LME	(83,655.50)	10/6/2015	16,345
5	ZINC LME	(209,203.75)	10/7/2015	39,751
2	ZINC LME	(83,708.00)	10/8/2015	13,080
4	ZINC LME	(167,468.00)	10/9/2015	33,032
5	ZINC LME	(209,665.00)	10/14/2015	45,210
2	ZINC LME	(83,892.00)	10/15/2015	21,108
7	ZINC LME	(293,714.75)	10/16/2015	62,904
5	ZINC LME	(210,058.75)	10/20/2015	45,691
6	ZINC LME	(252,199.50)	10/23/2015	42,438
2	ZINC LME	(84,099.00)	10/27/2015	12,901
4	ZINC LME	(168,230.00)	10/29/2015	28,120
3	ZINC LME	(126,234.00)	11/3/2015	16,304
3	ZINC LME	(126,270.75)	11/6/2015	9,395
4	ZINC LME	(168,663.00)	12/2/2015	13,987
4	ZINC LME	(168,758.00)	12/9/2015	12,692
				723,488

	TOTAL NET UNREALIZED APPRECIATION FROM OPEN FORWARD CONTRACTS			5,281

*	Non-income producing investment.

**	144A Restricted Security

+	This investment is a holding of Meech Lake Commodity Fund LP which commenced operations on September 3, 2013 and is a majority owned subsidiary of Discretionary Managed Futures Strategy Fund.

LP - Limited Partnership.

(a)	Money market fund; interest rate reflects the seven-day effective yield on September 30, 2015.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $42,985,157 including options, and differs by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$821,326
Unrealized depreciation:	(1,701,383)
Net unrealized depreciation:	$(880,057)

(c)	Includes the net unrealized gain on options and futures which are presented separately in the consolidated portfolio of investments.

See accompanying notes to consolidated financial statements.

Discretionary Managed Futures Strategy Fund

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

September 30, 2015

ASSETS
Investment securities:
At cost	$50,024,829
At fair value	$49,678,029
Cash	18,445,506
Cash held at Broker	8,989,191
Net unrealized appreciation from open futures contracts	379,345
Receivable for securities sold	3,812,133
Interest receivable	199,537
Net unrealized appreciation on forward contracts	5,281
Due from Broker	120,526
Prepaid expenses and other assets	31,701
TOTAL ASSETS	81,661,249

LIABILITIES
Options written, at fair value (premiums received $6,450,512)	7,572,929
Payable for investments purchased	3,602,948
Incentive fees payable	170,795
Management fees payable	112,870
Investment advisory fees payable	66,957
Distribution (12b-1) fees payable	12,243
Accrued expenses and other liabilities	21,006
TOTAL LIABILITIES	11,559,748
NET ASSETS	$70,101,501

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$59,223,554
Accumulated net investment loss	(1,763,274)
Accumulated net realized gain from security transactions, written options, forward and futures contracts	3,146,857
Net unrealized depreciation on investments	(1,084,591)
Net assets - controlling interest	59,522,546
Non-controlling interest	10,578,955
NET ASSETS	$70,101,501

Shares of beneficial interest outstanding	5,762,064
Net asset - controlling interest value (Net Assets - controlling interest ÷ Shares Outstanding) and redemption price per share (a)	$10.33

(a)	Redemptions of shares held less than 90 days may be assessed a redemption fee of 1.00%.

See accompanying notes to consolidated financial statements.

Discretionary Managed Futures Strategy Fund

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended September 30, 2015

INVESTMENT INCOME
Interest	$253,881
TOTAL INVESTMENT INCOME	253,881

EXPENSES
Investment advisory fees	270,783
Distribution (12b-1) fees	45,186
Management fees +	177,016
Administrative services fees	24,400
Accounting services fees	13,908
Legal Fees	12,204
Compliance officer fees	10,579
Audit fees	9,516
Printing and postage expenses	7,320
Trustees fees and expenses	6,282
Transfer agent fees	6,180
Custodian fees	4,277
Registration fees	1,830
Insurance expense	915
Other expenses +	34,171
TOTAL EXPENSES	624,567

NET EXPENSES	624,567
NET INVESTMENT LOSS	(370,686)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Security transactions	(8,447)
Future contracts	(78,612)
Options on futures contracts	1,429,703
Forward contracts	(117,065)
Total realized gain	1,225,579
Net change in unrealized appreciation (depreciation) on:
Security transactions	(58,276)
Options on futures contracts	(1,316,932)
Future contracts	405,589
Forward contracts	75,355
Total change in unrealized depreciation	(894,264)

NET GAIN FROM INVESTMENTS	331,315

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(39,371)
Less: Net gain attributable to non-controlling interest	554,079
NET INCREASE IN NET ASSETS FROM OPERATIONS ATTRIBUTABLE TO DISCRETIONARY MANAGED FUTURES STRATEGY FUND	$514,708

+	All or portion of this expense is of the Meech Lake Commodity Fund LP.

See accompanying notes to consolidated financial statements.

Discretionary Managed Futures Strategy Fund

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2015	For the Year Ended
	(Unaudited)	March 31, 2015
FROM OPERATIONS
Net investment loss	$(370,686)	$(1,080,933)
Net realized gain from security transactions, options, forward and futures contracts	1,225,579	2,333,603
Net change in unrealized appreciation (depreciation) on security transactions, options, forward contracts, and future contracts	(894,264)	(261,695)
Less: Net gain attributable to non-controlling interest	554,079	(15,752)
Net increase in net assets resulting from operations	514,708	975,223

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains	—	(758)
From net investment income:	—	(180,405)
Net decrease in net assets from distributions to shareholders	—	(181,163)

CAPITAL TRANSACTIONS - CONTROLLING INTEREST
Proceeds from shares sold	33,558,737	15,416,532
Net asset value of shares issued in reinvestment of distributions:	—	171,678
Payments for shares redeemed	(43,344)	(59,453)
Net increase in net assets from Capital Transactions - Controlling Interest	33,515,393	15,528,757

TOTAL INCREASE IN NET ASSETS - CONTROLLING INTEREST	34,030,101	16,322,817

CAPITAL TRANSACTIONS - NON-CONTROLLING INTEREST
Proceeds from contributions	8,387,927	984,265
Net increase in net assets from Capital Transactions - Non-Controlling Interest	8,387,927	984,265

TOTAL INCREASE IN NET ASSETS - NON-CONTROLLING INTEREST	8,387,927	984,265

NET ASSETS
Beginning of Period	27,683,473	10,376,391
End of Period *	$70,101,501	$27,683,473
* Includes accumulated net investment loss of:	$(1,763,274)	$(1,392,588)

SHARE ACTIVITY
Class N:
Shares Sold	3,220,737	1,510,663
Shares Reinvested	—	16,587

Shares Redeemed	(4,155)	(5,652)
Net increase in shares of beneficial interest outstanding	3,216,582	1,521,598

See accompanying notes to consolidated financial statements.

Discretionary Managed Futures Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class N
	Six Months Ended
	September 30, 2015		Year Ended		Period* Ended
	(Unaudited)		March 31, 2015		March 31, 2014
Net asset value, beginning of period	$10.50		$10.13		$10.00
Activity from investment operations:
Net investment loss (1)	(0.11)		(0.48)		(0.12)
Net unrealized and realized gain on investments	(0.06)		0.92		0.25
Total from investment operations	(0.17)		0.44		0.13
Less distributions from:
Net investment income	—		(0.07)		—
Net realized gains	—		(0.00	) (6)	—
Total distributions	—		(0.07)		—
Net asset value, end of period	$10.33		$10.50		$10.13
Total return (2)	(1.53	)% (5)	4.07%		1.30	% (5)
Net assets, at end of period (000s)	$70,102		$27,683		$10,376
Ratios Including the expenses of DMFS Fund Limited (DMFSF):
Ratio of gross expenses to average net assets (3)	3.43	% (4)	6.04%		10.73	% (4)
Ratio of net expenses to average net assets (7)	3.43	% (4)	5.79%		6.30	% (4)
Ratio of net investment loss to average net assets	(2.04	)% (4)	(4.57)%		(5.15	)% (4)
Portfolio Turnover Rate	115	% (5)	111%		48	% (5)

*	Commencement of Operations was September 3, 2013.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(4)	Annualized for periods less than one full year.

(5)	Not annualized.

(6)	Amount represents less than $0.01 per share.

(7)	Net expense ratio includes the consolidated expenses of DMFSF. If the consolidated expenses were not included the net expense ratio would have been 2.27%.

See accompanying notes to consolidated financial statements.

Discretionary Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

September 30, 2015

1.	ORGANIZATION

The Discretionary Managed Futures Strategy Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a statutory trust organized under the laws of the State of Delaware and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund currently offers one class of shares. The Fund seeks positive absolute returns. The Fund’s investment objective may be changed by the Fund’s Board of Trustees upon 60 days written notice to shareholders.

The Meech Lake Commodity Fund, LP (the “Partnership”), is a Delaware limited partnership. The Partnership was formed on February 28, 2013, and commenced operations on September 1, 2013. The Partnership engages in speculative trading of commodity futures contracts, options on commodities or commodity futures contracts, and may trade forward contracts.

Class N shares are offered at net asset value and are subject to 12b-1 fees of up to 0.25% of the average daily net assets of Class N shares of the Fund.

The consolidated financial statements include Discretionary Managed Futures Strategy Fund and its wholly owned subsidiary DMFSF Fund Limited (“DMFSF”) and the Partnership. DMFSF commenced operations on September 3, 2013 and is incorporated in the Cayman Islands as an exempted company with limited liability.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a

Discretionary Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2015

third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Futures Contracts - The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the consolidated statement of assets and liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. For the six months ended September 30, 2015, the Fund had realized losses of $78,612 from futures contracts.

Discretionary Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2015

Options Transactions - The Fund is subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

For the six month ended September 30, 2015, the Fund had realized gains of $1,429,703 from options contracts.

Future Contracts – As foreign securities are purchased, the Funds generally enter into forward future contracts in order to hedge against foreign future risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and forward foreign currency contracts in the Statement of Operations.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that

Discretionary Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2015

valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2015 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$16,808,202	$—	$16,808,202
Asset Backed Securities	—	4,393,212	—	4,393,212
U.S. Government & Agency Obligations	—	23,363,120	—	23,363,120
Purchased Options on Futures Contracts **	4,146,958	—	—	4,146,958
Short-Term Investment	966,537	—	—	966,537
Total	$5,113,495	$44,564,534	$—	$49,678,029
Derivative Assets*	Level 1	Level 2	Level 3	Total
Open Futures Contracts**	379,345	—	—	379,345
Open Forward Contracts	—	5,281	—	5,281
Total	$379,345	$5,281	$—	$384,626
Derivative Liabilities *	Level 1	Level 2	Level 3	Total
Written Options on Futures Contracts	—	7,572,929	—	7,572,929
Total	$—	$7,572,929	$—	$7,572,929

There were no transfers in to or out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers in to or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any level 3 securities during the period.

*	See Consolidated Portfolio of Investments for industry classifications.

**	Includes cumulative net unrealized appreciation on futures contracts open at September 30, 2015.

Consolidation of Subsidiaries – The consolidated financial statements of the Fund include DMFSF, a wholly-owned and controlled foreign subsidiary and the Partnership, a Delaware limited partnership.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies. The Fund generally consolidates the results of subsidiaries in which the Fund holds a controlling economic interest. Controlling economic interest is generally deemed to exist with investment interests comprising greater than 50% of the net asset value of the subsidiary. However, the Fund may also consider qualitative aspects of control in determining if a controlling economic interest exists. These qualitative control considerations include the nature and organizational structure of the investment, as well as the Fund’s ability to control the circumstances leading to majority ownership. All significant inter-company accounts and transactions have been eliminated in consolidation.

Discretionary Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2015

A summary of the net assets of DMFSF is as follows:

		% of Fund’s Net
Inception Date of	DMFSF Net Assets at	Assets at
DMFSF:	September 30, 2015	September 30, 2015
4/29/2013	$13,663,630	22.96%

The Fund currently invests a portion of its assets in the Partnership through DMFSF. DMFSF maintained a controlling interest in the Partnership during the six months ended September 30, 2015 and consolidated the operations of the Partnership for the six months ended September 30, 2015. The non-controlling interest is the portion of equity ownership in the Partnership not attributable to DMFSF or the Fund. The Fund may redeem its investment from the Partnership at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. As of September 30, 2015 the percentage of the Fund’s net assets invested in the Partnership was 22.96%. The performance of the Fund may be directly affected by the performance of the Partnership.

For tax purposes, DMFSF is an exempted Cayman investment company. DMFSF has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, DMFSF is a CFC which generates and is allocated no income which is considered effectively connected with U.S. trade or business and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, DMFSF’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

In accordance with its investment objectives and through its exposure to the aforementioned managed futures program, the Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk - Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk - Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Foreign Exchange Rate Risk - Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk - Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Discretionary Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2015

Volatility Risk - Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Please refer to the Fund’s prospectus for a full listing of risks associated with these investments.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax year (2014) or expected to be taken in the Fund’s 2015 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Assets and Liabilities as of September 30, 2015.

	Liability Derivatives		Asset Derivatives

Contract Type/Primary Risk Exposure	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Commodity and Index Risk	Options Written, at fair value	7,572,929	Investment Securities: At fair value	$4,146,958
			Net unrealized appreciation from open futures contracts	$379,345
			Net unrealized appreciation from open forward contracts	5,281

Discretionary Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2015

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Operations for the six months ended September 30, 2015:

		Location of Gain
		(Loss) on	Realized and
Derivative		Derivatives	Unrealized Gain (Loss)
Investment	Primary Risk	recognized in	on Derivatives
Type	Exposure	income	recognized in income

Forward contracts	Commodity Risk	Net change in unrealized appreciation on forward transactions	$75,355
Forward contracts	Commodity Risk	Net realized loss from forward contracts	$(117,065)
Futures contracts	Commodity And Index Risk	Net realized loss from futures contracts	$(78,612)
Futures contracts	Commodity And Index Risk	Net change in unrealized appreciation on futures transactions	$405,589
Option contracts	Commodity Risk	Net realized gain from option transactions	$1,429,703
Option contracts	Commodity Risk	Net change in unrealized depreciation on option transactions	$(1,316,932)

Total			$398,038

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Consolidated Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Offsetting of Financial Assets and Derivative Assets –

The following table presents the Fund’s asset or liability derivatives available for offset under a master netting arrangement net of collateral pledged as of September 30, 2015.

				Gross Amounts Not Offset in the Statement
Assets:				of Assets & Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in the
		Consolidated	Consolidated
	Gross Amounts	Statement of	Statement of
	of Recognized	Assets &	Assets &	Financial	Collateral
Description	Assets	Liabilities	Liabilities	Instruments	Pledged/Received (1)	Net Amount
Options Purchased on Futures Contracts	$4,146,958	$—	$4,146,958	$—	$4,146,958	$—
Futures Contracts	379,345	—	379,345	—	379,345	—
Forward Contracts	5,281	—	5,281	—	5,281	—
Total	$4,526,303	$—	$4,526,303	$—	$4,526,303	$—

Discretionary Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2015

Gross Amounts Not Offset in the Statement of
Liabilities:				Assets & Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in the
		Consolidated	Consolidated
	Gross Amounts	Statement of	Statement of
	of Recognized	Assets &	Assets &	Financial	Collateral
Description	Liabilities	Liabilities	Liabilities	Instruments	Pledged/Received (1)	Net Amount
Options Written on Futures Contracts (2)	$7,572,929	$—	$7,572,929	$—	$7,572,929	$—
Total	$7,572,929	$—	$7,572,929	$—	$7,572,929	$—

(1)	Collateral pledged in table above is capped by the recorded investment balances related to the options written, options purchased, and futures contracts based on the information that was available to the Fund as of September 30, 2015. Total collateral held by the broker as of September 30, 2015 in the form of cash was $8,989,191 as presented gross as cash held at broker on the consolidated statement of assets and liabilities.

(2)	Written options at fair value as presented in the Portfolio of Investments.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended September 30, 2015, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $31,783,403 and $13,755,183 respectively.

4.	OPTIONS WRITTEN

During the six months ended September 30, 2015 the Fund’s realized gain on option contracts subject to commodity price risk amounted to $1,429,703 which serves as an indicator of the volume of derivative activity for the Fund during the period.

Discretionary Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2015

A summary of option contracts written by the Fund during the six months ended September 30, 2015, were as follows:

	Number of Options*	Option Premiums
Options outstanding at beginning of period	579	$591,085
Options written	15,970	14,496,493
Options exercised	(9,845)	(7,196,963)
Options closed	(971)	(542,447)
Options expired	(961)	(897,656)
Options outstanding at end of period	4,772	$6,450,512

*	One option contract is equivalent to one hundred shares of common stock.

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

Triumph Alternatives, LLC, serves as the Fund’s Investment Advisor (the “Advisor”). Pursuant to an Advisory Agreement with the Trust on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until July 31, 2016, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding any front-end or contingent deferred loads, taxes, interest, brokerage fees and commissions, expenses of other investment companies in which the Fund may invest, borrowing costs (such as interest and dividend expense on securities sold short) or extraordinary expenses such as litigation) do not exceed 1.99% per annum of the Fund’s average daily net asset, prior to consolidated. For the six months ended September 30, 2015, the Advisor waived fees and reimbursed expenses in the amount of $0. The Advisor may recapture $93,680 of waived fees no later than March 31, 2017 and $57,709 of waived fees no later than March 31, 2018.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses are subsequently less than 1.99% of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed 1.99% of average daily net assets. If Fund Operating Expenses subsequently exceed 1.99%, respectively per annum of the average daily net assets, the reimbursements shall be suspended.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The Trust, on behalf of the Fund, has adopted the Trusts’ Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to the Class A shares and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide

Discretionary Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2015

compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. For the six months ended September 30, 2015, the Distributor received $0 in underwriting commissions for sales of Class N shares.

In addition, certain affiliates of Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (‘GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, and transfer agency services to the Fund. Certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

BluGiant, LLC (“BluGiant”) - BluGiant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from GFS under the administrative servicing agreement.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

The General Partner conducts and manages all aspects of the business of the Partnership. The General Partner also acts as the Partnership’s trading manager and is responsible for selection of all commodity trading advisors (“CTAs”). The Partnership pays the General Partner a monthly management fee equal to one-twelfth of one percent (0.0833%) of the Partnership’s nominal assets, as defined in the Confidential Offering Memorandum, as of the first business day of each month (1% per annum) in arrears. The Net Asset Values, as defined in the Confidential Offering Memorandum, will be leveraged by 3 times, although the actual leverage applied may fluctuate between 1 and 3.5 times. However, the General Partner’s management fee will be capped at 3% (per annum) of the actual Net Asset Value of the Partnership if the leverage were to exceed 3 times. The General Partner’s management fee is based upon the sum of the nominal assets allocated to all of the CTAs in portfolio. In the case of any individual CTA management fee, its management advisory fee will be determined by the nominal assets separately allocated to it by the General Partner. The General Partner may, in its discretion, waive part or the entire management fee for any investor in the Partnership. The CTAs are paid a management fee not to exceed 1.5% of nominal asset values, as defined in the Confidential Offering Memorandum.

In addition to the management fees for the General Partner and CTAs, the General Partner and the CTAs also receive at the end of each calendar quarter an incentive allocation and incentive fee, respectively, as described below. The General Partner receives an incentive allocation calculated as 4% of each limited partner’s “New Trading Profit” as defined in the Confidential Offering Memorandum at the end of each calendar quarter. The General Partner may, in its discretion, waive part or the entire incentive allocation assessed, for any investor in the Partnership. The CTAs earn quarterly incentive fees ranging from 15%-23% of net “New Trading Profit” as defined in the Confidential Offering Memorandum. Effective February 1, 2015, the management, incentive fees and incentive allocation are calculated and paid on the Master Fund level.

Discretionary Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2015

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the year ended March 31, 2015 was as follows:

Fiscal Year Ended
March 31, 2015
Ordinary Income	$181,163
Long-Term Capital Gain	—
Return of Capital	—
$181,163

There were no distributions for the period ended March 31, 2014.

As of March 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$861,690	$4,147	$—	$(40,911)	$—	$181,873	$1,006,799

The difference between book basis and tax basis unrealized appreciation (depreciation), accumulated net realized gain from investments and accumulated net investment income (loss) is primarily attributable to the tax deferral of losses on wash sales and the Fund’s holding in DMFSF.

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates the presumption of control of the Fund under Section 2(a) 9 of the Investment Company Act of 1940. At September 30, 2015 MAC & Co. owned 86.76%, either directly or indirectly, of the voting securities of the Fund.

8.	NEW ACCOUNTING PRONOUNCEMENTS

In May 2015, the FASB issued Accounting Standards Update ("ASU") No. 2015-07 "Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)". The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds' financial statements and related disclosures.

9.	SUBSEQUENT EVENTS

Subsequent events after the Consolidated Statement of Assets and Liabilities date have been evaluated through the date the consolidated financial statements were issued. Management has concluded that there were no events or transactions requiring adjustment or disclosure in the consolidated financial statements.

Discretionary Managed Futures Strategy Fund

EXPENSE EXAMPLES

September 30, 2015 (Unaudited)

As a shareholder of the Discretionary Managed Futures Strategy Fund, you incur two types of costs: (1) transaction costs, on purchases of Class N shares; (2) ongoing costs, including advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid	Expense Ratio
	4/1/15	9/30/15	During Period*	During Period+
Actual	$1,000.00	$ 984.70	$9.90	1.99%

Hypothetical
(5% return before expenses)	$1,000.00	$1,015.09	$10.05	1.99%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

+	Annualized.

Discretionary Managed Futures Strategy Fund

Supplemental Information (Unaudited)

September 30, 2015

Approval of Advisory Agreement – Discretionary Managed Futures Strategies Fund

In connection with a meeting held on August 26-27, 2015, the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as revised, discussed the approval of an investment advisory agreement and the sub-advisory agreement (the “Advisory Agreements”) between Triumph Alternative, LLC (“TAL”) and JKMilne Asset management (“JKM”), respectively, and the Trust, with respect to the Discretionary Managed Futures Strategies Fund (“Discretionary” or the “Fund”). In considering the approval of the Advisory Agreements, the Trustees received materials specifically relating to the Advisory Agreements.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Trustees conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service.

TAL – The Board noted that TAL was established in 2012 to provide services to the Fund and that its investment personnel had accomplished careers with a significant variety of experiences. The Board observed TAL’s investment process, noting that it oversees the allocation of assets to commodity trading advisors that are product specialists, and has delegated investment in the Fund’s fixed income sleeve to JKM. The Board noted that TAL oversees JKM’s trading activities through the daily reviews of trades, account reconciliations, compliance mandates and the fixed income sleeve’s performance. The Board noted further that TAL monitors and completes on-going due diligence on the commodity pool in which it invests, as well as other potential investments. The Board noted that during the past year, TAL had examinations conducted by both the SEC and National Futures Association and agreed that TAL took appropriate actions in response to the regulators’ comments. The Board noted that TAL continues to focus on improving its operations and has plans to add personnel in both marketing and on its investment team. The Board concluded that, in all, TAL has provided quality service to the Fund and its shareholders.

JKM - The Board noted that JKM has been providing investment management services to institutional clients since 2004 and manages approximately $1.5 billion in assets. The Board further noted that JKM’s key professionals have significant experience in the financial services industry with expertise in fixed income portfolio management. The Board discussed JKM’s implementation of its fixed income investment strategy within the Fund, noting that JKM conducts research of global economic monetary and fiscal conditions to determine the appropriate securities to achieve low volatility and stability. The Board noted that JKM’s compliance program, consisting of the use of an automated compliance tool, appears to be well implemented. The Board further noted that JKM has a strong compliance culture using internal and external resources to keep up on industry updates. The Board noted that no material compliance or litigation issues were reported for JKM since its last approval by the Board. The Trustees agreed that JKM has and should continue to provide quality service to the Fund and its shareholders in the future.

Discretionary Managed Futures Strategy Fund

Supplemental Information (Unaudited)(Continued)

September 30, 2015

Performance

TAL - The Board reviewed the performance of the Fund and noted that it underperformed its benchmark (Barclay BTOP50 Index), its peer group and the Managed Futures Morningstar category over the 1-year and since inception periods. The Trustees acknowledged however, that the underperformance was due to the Fund’s focus on low volatility and capital preservation, in addition to the fact that the benchmark, Morningstar category and peer group all have equity exposure and thus higher volatility. The Board agreed that the Fund has performed as intended and that TAL’s strategy has been providing satisfactory results.

JKM - The Board reviewed the performance of the fixed income sleeve of the Fund and noted that it slightly underperformed its benchmark (Barclay Intermediate Gov/Credit Index) over the 1-year and since inception periods. The Trustees accepted JKM’s explanation that this slight underperformance was due to the timing of asset flows into the Fund and the slight delay that occurs before those funds are invested. The Board expressed its belief that the sub-adviser is meeting TAL’s mandate of low volatility and capital preservation and agreed that JKM’s performance was satisfactory.

Fees & Expenses.

TAL - The Board noted that the 1.25% advisory fee charged by TAL to the Fund is lower than the peer group and Managed Futures Morningstar category averages. The Board agreed it was proper to exclude expenses of the Fund’s controlled underlying commodity pool in reviewing the Fund’s annual expense ratio, as such fees are consolidated into the Fund due to accounting rules, but funds in the comparison groups do not include such expenses. With this context, the Board noted that the Fund’s annual expense ratio was lower than the Morningstar category but slightly above the peer group. The Board also recalled that TAL had recently voluntarily reduced its advisory fee by 50 basis points from 1.75% and agreed that the firm’s current advisory fee was not unreasonable.

JKM - The Board noted that JKM charges TAL a sub-advisory fee of 20 basis points, which was at the bottom of the range it charges to its clients in SMAs, which vary from 20-30 basis points depending on account size. The Board concluded the sub-advisory fee was reasonable.

Economies of Scale. The Trustees agreed that economies of scale should be reviewed at the Fund level as JKM’s fees are paid by TAL. The Board discussed the size of the Fund and its prospect for growth, concluding that it had not yet achieved meaningful economies justifying breakpoints. However, the Board agreed that, as Discretionary grows and achieves economies of scale, the Board would discuss the implementation of breakpoints. The Board agreed to monitor and address the issue at the appropriate time.

Profitability.

TAL - The Trustees reviewed the profitability analysis in connection with the operation of the Fund provided by TAL. They noted TAL had realized a loss from its role as the Fund’s adviser during the past year and therefore concluded TAL’s profitability in connection with its relationship with the Fund was not excessive.

Discretionary Managed Futures Strategy Fund

Supplemental Information (Unaudited)(Continued)

September 30, 2015

JKM - The Trustees reviewed the profitability analysis in connection with the operation of the Fund provided by JKM. They noted JKM had realized a minimal profit related to its sub-advisory role to the Fund during the past year and therefore concluded JKM’s profitability in connection with its relationship with the Fund was not excessive.

Conclusion. Having requested and received such information from TAL and JKM as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement and Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that the advisory fee structures were reasonable and that renewal of the Advisory Agreement and Sub-Advisory Agreement were in the best interests of the Trust and the shareholders of Discretionary.

Discretionary Managed Futures Strategy Fund

Additional Information (Unaudited)

September 30, 2015

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-985-9750; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-888-985-9750; and on the Commission’s website at http://www.sec.gov.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■      Social Security number and income

■      assets, account transfers and transaction history

■      investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We don’t share.
For joint marketing with other financial companies	NO	We don’t share.
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We don’t share.
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We don’t share.
For our affiliates to market to you	NO	We don’t share.
For nonaffiliates to market to you	NO	We don’t share.

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■     open an account or give us contact information

■     provide account information or give us your income information

■     make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     sharing for affiliates’ everyday business purposes—information about your creditworthiness

■     affiliates from using your information to market to you

■     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III doesn’t share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-985-9750 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-985-9750.

INVESTMENT ADVISOR
Triumph Alternatives, LLC
18 West 140 Butterfield Road,
15th Floor
Oak Brook, IL 60181

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ James Ash

James Ash, Principal Executive Officer/President

Date 12/9/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James Ash

James Ash, Principal Executive Officer/President

Date 12/9/15

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 12/9/15